Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026		Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Deposits from customers		$ 18,081	[1]	$ 25,571	[2]
Accrued operating expenses		11,629		10,242
Payables for surtaxes		6,213		8,357
Interest payable		9,886		3,682
Payable to the former owners in Norway Acquisition	[2]	2,195		2,168
Payables for staff-related costs		4,595		3,484
Asset retirement obligation		3,499		2,650
Others		1,882		1,223
Total		57,980		57,377
Current		54,181		54,964
Other noncurrent liabilities		$ 3,799		$ 2,413

[1]	Consists of digital asset-settled balances of US$17.4 million (consisting principal amount of US$25.2 million and embedded derivative asset of US$7.8 million) and US$24.7 million (consisting principal amount of US$25.2 million and embedded derivative asset of US$0.5 million) as of June 30, 2026 and December 31, 2025, respectively.
[2]	Represents the balance due to the former owners of the Norwegian datacenter business acquired by the Group in April 2024 (the “Norway Acquisition”), being a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination, and listed in other payables.